UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2006

Check here if Amendment [   ];      Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Peter Hwang Fang
Address:          P.O. Box 1655
                  Lafayette, CA 94549


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter H. Fang
Title:            Owner
Phone:            (925) 408-5276

Signature, Place, and Date of Signing:

 /s/Peter H. Fang          Lafayette, California            11/15/2006
 ----------------          ---------------------            ----------
 [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                         0
                                                --------------------------------

Form 13F Information Table Entry Total:                                   13
                                                --------------------------------

Form 13F Information Table Value Total:                     $        145,513
                                                --------------------------------
                                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NO.       13F File Number                  Name
---       ---------------                  ----

         NONE

                                          Peter Hwang Fang
                                              FORM 13F
                                               Public
                                             09/30/2006

                               TITLE                       VALUE      SHARES/      SH/  PUT/  INVSTMT   OTHER    VOTING AUTHORITY
NAME OF ISSUER               OF CLASS         CUSIP      (X$1,000)    PRN AMT      PRN  CALL  DSCRETN  MANAGERS SOLE  SHARED  NONE
---------------------       ----------     -----------   ----------   --------     ---- ----- -------- -------- ----- ------ -------
Anadarko Petroleum Corp       COM          032511 10 7     3,506       80,000       SH
Apple Computer Inc.           COM          037833 10 0    41,105      533,626       SH         SOLE                          533,626
Berkshire Hathaway Inc Del    CL B         084670 20 7    23,392        7,370       SH         SOLE                            7,370
Berkshire Hathaway Inc - Del  CL A         084670 10 8    14,370          150       SH         SOLE                              150
Costco Wholsale Corp - New    COM          22160K 10 5     1,500       30,000       SH         SOLE                           30,000
Cavalier Homes, Inc           COM          149507 10 5     1,021      320,000       SH         SOLE                          320,000
Champion Enterprises Inc      COM          158496 10 9       690      100,000       SH         SOLE                          100,000
Daily Journal Corp            COM          233912 10 4       313        8,100       SH         SOLE                            8,100
Moodys Corp                   COM          615369 10 5    11,638      178,000       SH         SOLE                           20,000
McGrath Rentcorp              COM          580589 10 9    10,751      419,978       SH         SOLE                          419,978
Mercury General Corp New      COM          589400 10 0     6,449      130,000       SH         SOLE                          150,000
Palm Harbor Homes Inc         COM          696639 10 3     1,496      100,000       SH         SOLE                          100,000
Wesco Financial Corp          COM          950817 10 6    29,282       67,006       SH         SOLE                           67,006

                 REPORT SUMMARY           13 Records     145,513    1,974,230